Acquisitions	6 Months Ended
Jun. 30, 2020
Business Combinations [Abstract]
Acquisitions
4	Acquisitions
(a)	Acquisition of Changyi (Shanghai) Information Technology Ltd.

On January 1, 2019, the Group acquired 34.38% equity interest of Changyi (Shanghai) Information Technology Ltd. (“Changyi”), a company established in the PRC and an independent software vendor based in Shanghai, the PRC. Changyi and its underlying subsidiary Suzhou Changyi Information Technology Ltd. (“Suzhou Changyi”) (collectively, “Changyi Group”) became subsidiaries of the Company effective from January 1, 2019 as the Company established control over Changyi through certain shareholder agreements since then. Other shareholders of Changyi expects the operating effectiveness brought about by the control over Changyi by the Company to be of their best interests. Changyi Group provides intelligent retail and CRM solutions to clients, allowing them to consolidate consumer’s online and offline information to provide connection within the organization and stakeholders. The Company expects to increase its market share in the data-driven Enterprise Solutions segment beyond digital marketing through Changyi Group.

4	Acquisitions (Continued)
(a)	Acquisition of Changyi (Shanghai) Information Technology Ltd. (Continued)

The total purchase consideration for 34.38% equity interest of Changyi amounted to RMB42.6 million (equivalent to approximately US$6,190) by cash.

The acquisition was recorded as a business combination. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Fair value of consideration transferred:

Cash	6,190

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	219
Other current assets	490
Property and equipment	56
Intangible assets	1,830
Current liabilities	(405)
Deferred tax liabilities	(274)
Non-controlling interests	(11,815)
Total identifiable net assets acquired	(9,899)
Goodwill (Note 13)	16,089

As of December 31, 2019, purchase consideration payable of US$6,190 was settled and there is no adjustment to the purchase consideration amounts.

The excess of purchase price over tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. Goodwill associated with the acquisition of Changyi was attributable to the expected synergy arising from the Enterprise Solutions operations. The acquired goodwill is not deductible for tax purposes. Acquisition-related costs were immaterial and were included in general and administrative expenses.

In determining the fair value of the intangible assets, an income approach was used. In this approach, significant estimates consist of discount rate of 30.2% and a growth rates on revenue ranging from 10% to 30%. The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

	Estimated useful life	Gross carrying amount

Developed technology	5 years	117
Customer relationship	5 years	1,103
Contract backlog	3 years	610
		1,830

Pro-forma results related to the acquisition in accordance ASC 805 have not been presented because the acquisition of Changyi Group is not material, where net revenue and net loss of the acquired entity is less than 5% of the Company’s consolidated net revenue and net loss for the six months ended June 30, 2019.

4	Acquisitions (Continued)
(b)	Acquisition of Addoil Broadcasts Limited

In February 2019, the Company acquired 100% equity interest of Addoil Broadcasts Limited (“Addoil”), a company incorporated in Hong Kong. Addoil and its underlying subsidiary (together, “Addoil Group”) are engaged in the business of developing and operating a mobile application that collects and utilizes data from users who use its social functionalities to share food and travel related contents.

The total purchase consideration for all the equity interest of Addoil Group amounted to US$1,218 by cash. The acquisition was recorded as a business combination. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Fair value of consideration transferred:

Cash	1,218

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	18
Other current assets	42
Property and equipment	34
Right-of-use asset	34
Current liabilities	(35)
Total identifiable net assets acquired	93
Goodwill (Note 13)	1,125

As of December 31, 2019, purchase consideration payable of US$1,218 was settled and there is no adjustment to the purchase consideration amounts.

The excess of purchase price over tangible assets and liabilities assumed was recorded as goodwill. Goodwill associated with the acquisition of Addoil Group was attributable to the expected synergy arising from the consolidated Marketing Solutions business. The acquired goodwill is not deductible for tax purposes. Acquisition-related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2019.

Pro-forma results related to the acquisition in accordance ASC 805 have not been presented because the acquisition of Addoil Group is not material, where net revenue and net loss of the acquired entity is less than 5% of the Company’s consolidated net revenue and net loss for the six months ended June 30, 2019.

(c)	Acquisition of Optimal Power Limited

In May 2020, the Company acquired 80% equity interest of Optimal Power Limited ("Optimal"), a company incorporated in the British Virgin Islands. Optimal, through its wholly-owned subsidiary, has a business cooperation agreement entered into with a global media asset owner to act as its authorized digital advertising representative in the PRC for a period of 30 years. The agreement is essentially an advertising contract. The Company expects to increase its market share in the Marketing Solutions segment in the PRC upon acquisition of this advertising contract.

The acquisition was determined to be an asset acquisition as Optimal did not contain outputs or a substantive process as at the date of acquisition, therefore it does not constitute a business under ASC 805.

The Company issued 3,589,744 Class A ordinary shares to the seller with a fair value of US$31,949, determined based on the for 80% equity interest of Optimal.

4	Acquisitions (Continued)
(c)	Acquisition of Optimal Power Limited (Continued)

The following table summarizes the estimated fair values of assets acquired and liabilities assumed at the date of acquisition:

Intangible asset	53,287
Other liabilities	(29)
Deferred tax liabilities	(13,322)
Non-controlling interests	(7,987)
Total identifiable net assets acquired	31,949

The intangible asset represents the advertising contract, which is amortized using the straight-line method over the estimated useful life of 30 years.